Other reserves, Composition (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other reserves [Abstract]
Share-based payment reserve	$ 6,589	$ 3,918	$ 3,788
Hedging reserve	7,826	20,705	39,312	$ 68,458
Capital reserve	480,270	482,382
Capital reserves (deficit)			(25,137)
Translation reserve	127	(198)	(63)
Fair value reserve	(26,051)	10,906	9,720	$ 0
Other reserves	$ 468,761	$ 517,713	$ 27,620